Accounting Policies (Details) - Schedule of Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Bottom of range [member] | Freehold buildings [Member]
Accounting Policies (Details) - Schedule of Property, plant and equipment [Line Items]
Estimated useful lives of property and equipment	50 years
Bottom of range [member] | Leasehold Improvements [Member]
Accounting Policies (Details) - Schedule of Property, plant and equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Bottom of range [member] | Fixtures and Fittings [Member]
Accounting Policies (Details) - Schedule of Property, plant and equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Bottom of range [member] | Computer Equipment [Member]
Accounting Policies (Details) - Schedule of Property, plant and equipment [Line Items]
Estimated useful lives of property and equipment	1 year
Bottom of range [member] | Subscription vehicles [Member]
Accounting Policies (Details) - Schedule of Property, plant and equipment [Line Items]
Estimated useful lives of property and equipment	1 year
Bottom of range [member] | Other Motor Vehicles [Member]
Accounting Policies (Details) - Schedule of Property, plant and equipment [Line Items]
Estimated useful lives of property and equipment	1 year
Bottom of range [member] | Plant and Machinery [Member]
Accounting Policies (Details) - Schedule of Property, plant and equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Top of range [member] | Freehold buildings [Member]
Accounting Policies (Details) - Schedule of Property, plant and equipment [Line Items]
Estimated useful lives of property and equipment	50 years
Top of range [member] | Leasehold Improvements [Member]
Accounting Policies (Details) - Schedule of Property, plant and equipment [Line Items]
Estimated useful lives of property and equipment	50 years
Top of range [member] | Fixtures and Fittings [Member]
Accounting Policies (Details) - Schedule of Property, plant and equipment [Line Items]
Estimated useful lives of property and equipment	15 years
Top of range [member] | Computer Equipment [Member]
Accounting Policies (Details) - Schedule of Property, plant and equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Top of range [member] | Subscription vehicles [Member]
Accounting Policies (Details) - Schedule of Property, plant and equipment [Line Items]
Estimated useful lives of property and equipment	13 years
Top of range [member] | Other Motor Vehicles [Member]
Accounting Policies (Details) - Schedule of Property, plant and equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Top of range [member] | Plant and Machinery [Member]
Accounting Policies (Details) - Schedule of Property, plant and equipment [Line Items]
Estimated useful lives of property and equipment	15 years